Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of property, plant and equipment, net
	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets *	Total
Cost:

As of January 1, 2021	3,693	451	148	210	1,252	5,754
Additions	435	-	115	-	316	866
Disposals	(619)	(6)	(148)	(149)	(41)	(963)
As of December 31, 2021	3,509	445	115	61	1,527	5,657

Accumulated depreciation:

As of January 1, 2021	2,232	186	62	95	864	3,439
Additions	793	62	8	27	324	1,214
Disposals	(575)	(2)	(66)	(65)	(41)	(749)
As of December 31, 2021	2,450	246	4	57	1,147	3,904

Net Book Value:
As of December 31, 2021	1,059	199	111	4	380	1,753

*	See also Note 15 – Leases

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use assets	Total
Cost:

As of January 1, 2020	6,884	419	148	211	1,144	8,806
Additions	465	42	-	-	264	771
Disposals	(3,656)	(10)	-	(1)	(156)	(3,823)
As of December 31, 2020	3,693	451	148	210	1,252	5,754

Accumulated depreciation:

As of January 1, 2020	4,625	131	38	72	459	5,325
Additions	738	59	24	23	514	1,358
Disposals	(3,131)	(4)	-	-	(109)	(3,244)
As of December 31, 2020	2,232	186	62	95	864	3,439

Net Book Value:
As of December 31, 2020	1,461	265	86	115	388	2,315